22,263-8                        Exchange Act-Forms                1868   4-28-99

                                     FORM 13F-HR

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                                                    OMB Number:        3235-0006
                                                    Expires:    October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/01

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                        [ ]  is a restatement.

                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  MeriTech Capital Associates, L.L.C.
--------------------------------------------------------------------------------
Address:  285 Hamilton Ave., Suite 200, Palo Alto, CA 94301

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Form 13F File Number:  28-05363_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name: Paul Madera

Title: Managing Member

Phone:  650 475-2200

Signature, Place, and Date of Signing:

/s/ Paul Madera
[Signature]

Palo Alto, CA
[City, State]


August 6, 2001__________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                  None
                                             ------------

Form 13F Information Table Entry Total:                10
                                             ------------

Form 13F Information Table Value Total:        $   94,763
                                             ------------
                                               (thousands)

List of Other Included Managers:                    None

   None


                                            FORM 13F INFORMATION TABLE


                                                                                                                Voting Authority

                                                                                                                ----------------
                                 Title                    Value       Shares/  Sh/ Put/  Invstmt Other
      Name of Issuer            of class      CUSIP       (x$1000)    PrnAmt   Prn Call  Dscretn Managers      Sole    Shared   None
----------------------------   ----------   --------    ---------   ---------  -------- ----------------   ------------------------
Advanced Radio Telecom Corp.    Preferred   00754U101         0     3,125,000   SH        Sole             3,125,000     0       0
Airspan Networks, Inc.           Common     00950H102     5,756     1,893,355   SH        Sole             1,893,355     0       0
Avici Systems, Inc.              Common     05367L109     3,507       409,166   SH        Sole               409,166     0       0
ClickSoftware Technologies Ltd.  Common     M25082104     2,450     1,828,629   SH        Sole             1,828,629     0       0
Corvis Corporation               Common     221009103     6,069     1,382,536   SH        Sole             1,382,536     0       0
Metawave Communications Corp.    Common     591409107    21,007     4,047,615   SH        Sole             4,047,615     0       0
Multilink Technology Corp        Common     62544T109    53,625     3,750,000   SH        Sole             3,750,000     0       0
Nortel Networks                  Common     656568102       744        82,414   SH        Sole                82,414     0       0
Quintus Corporation              Common     748798105        47       666,667   SH        Sole               666,667     0       0
Triton Networks, Inc.            Common     896775103     1,558     1,946,963   SH        Sole             1,946,963     0       0

                                              TOTAL      94,763
